Summary of accounting policies	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information of significant accounting policies [Abstract]
Summary of accounting policies
2.
Summary of accounting policies

Other than the accounting policies resulting from application of new and amendments to International Financial Reporting Standards (“IFRSs”), the accounting policies and methods of computation used in the condensed consolidated financial statements for the six months ended 30 June 2023 are the same as those presented in the Group’s annual consolidated financial statements for the year ended 31 December 2022, except for the accounting policies set out in notes 2.1 to 2.4 which the Group has adopted in light of business developments in the current period.

In the current interim period, the Group has applied the following new and amendments to IFRSs, for the first time, which are mandatory effective for the Group’s annual period beginning on 1 January 2023 for the preparation of the Group’s condensed consolidated financial statements:

IFRS 17 (including the amendments to IFRS 17 issued in Insurance Contracts

June 2020 and December 2021)

Amendments to IAS 1 and IFRS Practice Statement 2 Disclosure of Accounting Policies

Amendments to IAS 8 Definition of Accounting Estimates

Amendments to IAS 12 Deferred Tax related to Assets and Liabilities arising from a

Single Transaction

Amendments to IAS 12 International Tax Reform-Pillar Two model Rules

The application of these new and amendments to IFRSs in the current interim period has had no material impact on the Group’s financial positions and performance for the current and prior periods and/or on the disclosures set out in these condensed consolidated financial statements.

2.1. Goodwill

Goodwill is not amortized but it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired, and is carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

Goodwill is allocated to cash-generating units (“CGUs”) for the purpose of impairment testing. The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose. The units or groups of units are identified at the lowest level at which goodwill is monitored for internal management purposes, below the operating segment.

2.2. Other intangible assets(other than goodwill)

(a) Intangible assets acquired in a business combination

Intangible assets acquired in a business combination are recognized separately from goodwill and are initially recognized at their fair value at the acquisition date (which is regarded as their cost).

Subsequent to initial recognition, intangible assets acquired in a business combination with finite useful lives are reported at costs less accumulated amortization and any accumulated impairment losses. Customer contracts acquired in a business combination has an estimated useful life of five years.

2.3. Revenue recognition

(a) Hardware integrated solutions

Revenue from the provision of hardware integrated solutions is recognized over time, using an input method to measure progress towards complete satisfaction of the service, because the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced. The input method recognizes revenue based on the proportion of the actual costs incurred relative to the estimated total costs for satisfaction of the hardware integrated solutions. When the consideration in a contract includes a variable amount, the amount of consideration is estimated to which the Group will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.

2.4. Inventories

Inventories mainly consist of work in process and finished goods, etc.

Inventories are stated at the lower of cost and net realizable value. They are accounted for using the weighted average basis or using the specific-unit-cost method. Net realizable value represents the estimated selling prices for inventories less all estimated costs of completion and costs necessary to make the sale. Costs necessary to make the sale include incremental costs directly attributable to the sale and non-incremental costs which the Group must incur to make the sale.